Consolidated Statements of Changes In Equity Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock	Additional paid in capital	Other comprehensive income	Accumulated deficit
Balance at beginning of year (in shares) at Dec. 31, 2016		12,794,565
Balance at beginning of year at Dec. 31, 2016		$ 1,280	$ 573,785	$ 0	$ (369,123)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		24,002,673
Shares issued		$ 2,400	322,166
Stock option expense			0
Other comprehensive income	$ (10,408)			66
Net income/(loss)	(10,408)				(10,407)
Dividends paid					0
Balance at end of year (in shares) at Dec. 31, 2017		36,797,238
Balance at end of year at Dec. 31, 2017	520,167	$ 3,680	895,951	66	(379,530)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		17,302,691
Shares issued		$ 1,730	293,645
Stock option expense			69
Other comprehensive income	11,779			(66)
Net income/(loss)	$ 11,779				11,779
Dividends paid					0
Balance at end of year (in shares) at Dec. 31, 2018	54,099,929	54,099,929
Balance at end of year at Dec. 31, 2018	$ 827,324	$ 5,410	1,189,665	0	(367,751)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		10,655
Shares issued		$ 1	125
Stock option expense			259
Other comprehensive income	16,967			0
Net income/(loss)	$ 16,967				16,967
Dividends paid					(5,411)
Balance at end of year (in shares) at Dec. 31, 2019	54,110,584	54,110,584
Balance at end of year at Dec. 31, 2019	$ 839,265	$ 5,411	$ 1,190,049	$ 0	$ (356,195)